Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of Related Party Transactions [Table Text Block]
			January 23, 2004
	Year ended September 30,		(Date of Inception)
	2013	2012	to September 30, 2013

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt forgiven by directors	-	-	33,666
	$-	$-	$52,041